Semi-Annual Report to Shareholders

CSI Equity Fund
CSI Fixed Income Fund


CSI Capital Management
Financial Advisors
Investment Counsel

For the Period Ended
February 29, 2000

CSI EQUITY FUND
Schedule of Portfolio Investments (Unaudited)
February 29, 2000

  Number of                                                      Market
  Shares           Description                                   Value
  ---------        -----------                                  --------
                   Common Stocks:                      94.92%

                   BANKING:                             5.08%
    27,800         Bancone                                        717,587
    25,075         Citigroup                                    1,296,064
    13,600         Deutsche Bank ADR                            1,144,420
    18,318         Ing Groep N.V. ADR                             944,522
                                                              -----------
                                                                4,102,593
                                                              -----------

                   BEVERAGES:                           3.50%
    26,600         Heineken N.V. ADR                            1,343,265
    45,900         Pepsico Inc.                                 1,480,275
                                                               ----------
                                                                2,823,540
                                                               ----------

                   CHEMICALS:                           4.71%
    22,100         Bayer A.G. ADR                                 920,266
    21,200         Du Pont (E.I.) De Nemours                    1,070,600
    24,700         Monsanto Corp.                                 958,669
    21,200         Rohm and Haas Co.                              855,950
                                                               ----------
                                                                3,805,485
                                                               ----------

                   COMPUTER AND PERIPHERALS:            9.30%
    23,100         Compaq Computer Corp.                          574,612
    33,200         Cisco Systems, Inc.*                         4,388,625
    21,400         EMC Corp*                                    2,546,600
                                                               ----------
                                                                7,509,837
                                                               ----------

                   COMPUTER SOFTWARE AND SERVICES:      9.61%
    25,600         Automatic Data Processing                    1,115,200
    62,200         ORACLE Corporation*                          4,618,350
    28,400         SAP AG  ADR                                  2,025,275
                                                               ----------
                                                                7,758,825
                                                               ----------

                   DRUG AND MEDICAL:                    8.04%
    22,779         Aventis                                      1,184,508
    32,000         Abbott Laboratories                          1,048,000
    19,800         Johnson & Johnson                            1,420,650
    11,800         Roche Holdings                               1,271,714
    18,300         Warner Lambert                               1,565,794
                                                               ----------
                                                                6,490,666
                                                               ----------

                   ELECTRONICS/EQUIPMENT:              11.92%
    23,100         Emerson Electric Co.                         1,052,494
    12,400         Hewlett-Packard Co.                          1,667,800
    22,400         Nokia Corp. ADR*                             4,442,200
     5,500         Sony Corp.                                   1,723,563
    34,000         Xerox                                          737,375
                                                               ----------
                                                                9,623,432
                                                               ----------

                   FOOD:                                3.26%
    28,600         Diageo PLC ADR                                 881,238
    26,300         Groupe Danone ADR                            1,058,575
     8,200         Nestle S.A. ADR                                691,308
                                                               ----------
                                                                2,631,121
                                                               ----------

                   FOOTWARE AND APPAREL:                0.60%
    18,300         Adidas ADR*                                    486,290
                                                               ----------

                   HOUSEHOLD:                           2.67%
    19,000         Kimberly-Clark Corp.                           982,062
    25,700         Unilever N.V.                                1,169,350
                                                               ----------
                                                                2,151,412
                                                               ----------

                   INSURANCE:                           2.84%
    21,700         AXA ADR                                      1,367,100
     2,100         Zurich Allied*                                 187,050
    17,400         Zurich Insurance                               739,326
                                                               ----------
                                                                2,293,476
                                                               ----------

                   MANUFACTURING:                       7.92%
    18,400         Corning Inc.                                 3,459,200
    13,000         Daimler Chrysler*                              880,750
    16,100         Deere & Co.                                    575,575
    16,800         Minnesota Mining and Manufacturing Co.       1,480,500
                                                               ----------
                                                                6,396,025
                                                               ----------

                   MULITMEDIA:                          1.60%
    38,600         Disney Walt Co.                              1,293,100
                                                               ----------

                   OIL:                                 2.49%
    20,100         Repsol S.A. ADR                                384,413
    15,900         Schlumberger                                 1,174,613
     4,900         Total Fina ADR                                 328,913
     3,078         Transocean Sedco                               121,388
                                                               ----------
                                                                2,009,327
                                                               ----------

                   RETAIL:                              4.09%
    35,800         Albertsons Inc.                                877,100
    40,200         Borders Group Inc.*                            494,962
    33,300         Home Depot Inc.                              1,925,156
                                                               ----------
                                                                3,297,218
                                                               ----------

                   SEMI-CONDUCTORS:                     8.38%
    24,500         Intel Corp.                                  2,768,500
    20,000         STMicroelectronics                           4,000,000
                                                               ----------
                                                                6,768,500
                                                               ----------

                   TELECOMMUNICATIONS:                  6.70%
    18,700         AT&T                                           924,481
    14,600         Lucent Technologies                            868,700
    24,350         MCI World Communications*                    1,086,619
    20,000         Tellabs Inc.*                                  960,000
    27,250         Vodafone Airtouch Communications             1,571,984
                                                               ----------
                                                                5,411,784
                                                               ----------

                   TRANSPORTATION:                      1.26%
    29,200         FDX Corporation*                             1,020,175
                                                               ----------

                   UTILITIES:                           0.95%
    23,400         Texas Utilities                                763,425
                                                               ----------

                   TOTAL COMMON STOCKS:
                   (Cost: $53,528,849)                         76,636,231
                                                               ----------

                   SHORT-TERM INVESTMENTS:              2.48%
 2,002,616         Star Treasury Fund                           2,002,616
                   (Cost: $2,002,616)                          ----------

                   TOTAL INVESTMENTS:
                   (Cost: $55,531,465)**               97.40%  78,638,847
                   Other assets, net                    2.60%   2,102,960
                                                      -------  ----------
                   NET ASSETS                         100.00% $80,741,807
                                                      ======  ===========
* Non-income producing
**Cost for Federal income tax purposes is $55,433,365 and net unrealized appreciation consists of:

                   Gross unrealized appreciation               28,943,899
                   Gross unrealized depreciation               (5,836,517)
                                                              -----------
                   Net unrealized appreciation                $23,107,382
                                                              ===========

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000(Unaudited)
------------------------------------
ASSETS
Investments at value (identified cost of $55,531,465)
(Notes 1 & 3)                                                   $78,638,84

   Receivables:
      Dividend                                 $    44,028
      Interest                                       3,803
      Fund shares purchased                      2,088,695
                                                ----------
                                                                 2,136,526
Deferred organization cost (Note 1)                                 28,019
Other assets                                                         1,251
                                                                ----------
      TOTAL ASSETS                                              80,804,643
                                                                ----------
LIABILITIES
Investment management fees                                          60,903
Accrued expenses                                                     1,933
                                                                ----------
      TOTAL LIABILITIES                                             62,836
                                                                ----------
NET ASSETS                                                      $80,741,80
                                                                ==========

   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($80,741,807/4,893,484 shares
                       outstanding)                            $     16.50
                                                                ==========

   At February  29,  2000 there were  50,000,000  shares of $.01 par value stock authorized and components of net assets are:
   Paid in capital                                             $58,578,420
   Accumulated net investment loss                               (149,147)
   Accumulated net realized loss on investments                  (794,848)
   Net unrealized appreciation of investments                   23,107,382
                                                                ----------
   Net assets                                                  $80,741,807
                                                                ==========

See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF OPERATIONS
Six months ended February 29, 2000 (Unaudited)
----------------------------------------------
INVESTMENT INCOME
      Dividend                                   $  309,842
      Interest                                       22,453
                                                 ----------
         Total income                                          $   332,295
                                                               -----------

EXPENSES
      Investment management fees (Note 2)           323,459
      Recordkeeping and administrative services      60,951
      Custodian and accounting fees                  26,322
      Audit and legal fees                           17,608
      Transfer agent fees                            11,654
      Registration fees                              12,880
      Shareholder servicing and reports               9,869
      Organization expense amortization               5,133
      Other expenses                                 13,566
                                                 ----------
         Total expenses                                            481,442
                                                               -----------
      Net investment loss                                        (149,147)
                                                               -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                              (200,087)
   Net change in unrealized appreciation on investments         14,105,273
                                                               -----------
   Net gain on investments                                      13,905,186
                                                               -----------
   Net increase in net assets resulting from operations        $13,756,039
                                                               ===========


See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                           Six months ended
                           February 29, 2000    Year ended     Period ended
                             (Unaudited)     August 31, 1999   August 31, 1988*
                           ----------------  ---------------   ----------------
OPERATIONS
 Net investment income (loss)    $(149,147)    $  (61,940)       $    60,814
 Net realized loss on investments (200,087)      (570,895)               121
 Change in net unrealized
 Appreciation (depreciaton)
   of investments                14,105,273    10,984,834         (1,982,725)
                                 ----------    ----------         ----------
 Net increase (decrease)
   in net assets resulting
   from operations               13,756,039    10,351,999         (1,921,790)


DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income
   ($-- and $-.02  per share)           --        (64,879)                --
   Capital gains                        --            --                  --
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
   resulting from capital share
   transactions**                14,061,356     16,061,049        28,498,033
                                 ----------     ----------        ----------
 Net increase in net assets      27,817,395     26,348,169        26,576,243
 Net assets at beginning
   of period                     52,924,412     26,576,243                --
                                 ----------     ----------        ----------

NET ASSETS at the end of the
 Period (including undistributed
 net investment loss of ($222,034)
 and ($72,886), respectively)
                                $80,741,807     $52,924,412       26,576,243
                                ===========     ===========       ==========

** A summary of capital share transactions follows:


                      Six months ended
                      February 29, 2000        Year ended
                       (Unaudited)           August 31, 1999
                     -------------------  --------------------
                       Shares    Value       Shares    Value
                   ---------  ----------   ---------  ----------
Shares sold        1,006,685 $15,102,204   1,470,603 $18,610,831
Shares reinvested
from distribution        ---         ---       4,869      64,657
Shares redeemed      (73,215) (1,040,848)   (206,346) (2,614,439)
                    ---------  ----------  ---------  ----------
Net increase         933,470 $14,061,356   1,269,126 $16,061,049
                    ======== ===========   ========= ===========


See Notes to Financial Statements

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------
                              Six months ended
                              February 29, 2000    Year ended       Year ended
                                 Unaudited)    August 31, 1999  August 31, 1998*
                              ----------------- --------------- ---------------
Per Share Operating Performance
Net asset value, beginning of period  $13.36          $9.88        $10.00
                                      ------         ------        ------
Income from investment operations-
   Net investment income (loss)        (0.05)         (0.02)         0.02
   Net realized and unrealized gain     3.19           3.52         (0.14)
                                      ------         ------        ------
   Total from investment operations     3.14           3.50         (0.12)
                                      ------         ------        ------
Less distributions-
   Distributions from net investment      --          (0.02)           --
   Distributions from capital gains       --             --            --
                                      ------         ------        ------
   Total distributions                               (0.02)            --
Net asset value, end of period        $16.50         $13.36         $9.88
                                      ======         ======        ======
Total Return                           23.50%         35.21%        (1.20%)
                                      ======         ======        ======

Ratios/Supplemental Data
  Net assets, end of period (000's)  $80,742        $52,924       $26,576
Ratio to average net assets-
   Expenses (A)                        1.48%*         1.50%         1.50%**
   Expenses-net (B)                    1.48%*         1.50%         1.49%**
   Net investment income              (0.46%)*       (0.15%)        0.42%**
Portfolio turnover rate                2.33%         12.91%         8.16%


* Commencement of operations October 15, 1997
** Annualized

(A) Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998.

(B) Expense ratio - net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998.

See Notes to Financial Statements

Notes to the Financial Statements
February 29, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

      The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      E. Distribution to Shareholders. Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

      F. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent,
$43,426 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

      Fund  Services,   Inc.  ("FSI")  is  the  Fund's  Transfer  and  Dividend
Disbursing Agent. FSI received $11,654 for its services for the six months ended February 29, 2000.

      Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3-INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $13,206,223 and $1,469,878 respectively.

CSI Fixed Income
Schedule of Portfolio Investments
February 29, 2000
(Unaudited)
-----------------------------------

 Principal                                                               Market
  Amount           Description                                           Value
-----------        -----------                                      -----------
                  U.S. GOVERNMENT SECURITIES:              69.97%
                  MATURES IN OVER 10 YEARS:                20.18%
 $5,750,000       U.S. Treasury Bond 6.00%; February 15, 2026        $5,500,236
  4,250,000       U.S. Treasury Bond 6.75%; August 15, 2026           4,467,813
  1,000,000       U.S. Treasury Bond 5.50%; August 15, 2028           1,786,876
                                                                    -----------
                                                                     11,754,925
                                                                    -----------
                  MATURES IN 6-10 YEARS:                   19.48%
  2,750,000       U.S. Treasury Note 6.50%; May 15, 2005              2,731,094
  2,750,000       U.S. Treasury Note 5.875%; November 15, 2005        2,646,875
  2,750,000       U.S. Treasury Note 5.625%; February 15, 2006        2,610,781
  2,500,000       U.S. Treasury Note 6.125%; August 15, 2007          2,421,875
  1,000,000       U.S. Treasury Note 5.625%; May 15, 2008               936,875
                                                                    -----------
                                                                     11,347,500
                                                                    -----------
                  MATURES IN 0-5 YEARS:                    30.31%
  2,000,000       U.S. Treasury Note 6.875%; March 31, 2000           2,001,876
  1,000,000       U.S. Treasury Note 5.375%; July 31, 2000              997,500
  2,500,000       U.S. Treasury Note 5.25%; January 31, 2001          2,475,783
  2,750,000       U.S. Treasury Note 5.625%; May 15, 2001             2,725,080
  1,000,000       U.S. Treasury Note 5.875%; November 30, 2001          989,063
  3,000,000       U.S. Treasury Note 5.75%; October 31, 2002          2,940,000
  3,000,000       U.S. Treasury Note 6.25%; February 15, 2003         2,970,000
  2,500,000       U.S. Treasury Note 7.25%; August 15, 2004           2,556,250
                                                                    -----------
                                                                     17,655,552
                                                                    -----------
                  TOTAL U.S. GOVERNMENT SECURITIES:
                  (Cost:$42,787,359)                                 40,757,977
                                                                    -----------
                  SHORT-TERM INVESTMENTS:                  25.19%
 14,668,448       Star Treasury Fund
                  (Cost:$14,668,448)                                 14,668,448
                                                                    -----------

                  TOTAL INVESTMENTS:
                  (Cost:$57,455,807)*                      95.16%   $55,426,425
                  Other assets, net                         4.84%     2,820,637
                                                                    -----------
                  NET ASSETS                              100.00%   $58,247,062
                                                                    ===========

* Cost for Federal income tax purposes is $57,455,807 and net unrealized depreciation consists of:

                  Gross unrealized appreciation        $         --
                  Gross unrealized depreciation          (2,029,382)
                                                       ------------
                  Net unrealized depreciation          $ (2,029,382)
                                                       ============
See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 20(Unaudited)
--------------------------
ASSETS
Investments at value (identified cost of $57,455,807)
  (Notes 1 & 3)                                                     $55,426,425

Receivables:
   Interest                                       $  415,728
   Capital stock sold                              2,393,730
                                                  ----------
                                                                      2,809,458
Deferred organization costs (Note 1)                                     28,133
Prepaid expenses                                                          6,407
                                                                    -----------
      TOTAL ASSETS                                                   58,270,423
                                                                    -----------
LIABILITIES
Investment management fees                                               21,881
Accrued expenses                                                          1,480
                                                                    -----------
      TOTAL LIABILITIES                                                  23,361
                                                                    -----------
NET ASSETS                                                          $58,247,062
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($58,247,062/6,009,711 shares outstanding)          $9.69
                                                                        =======
   At February 29, 2000 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
      Paid in capital                                               $60,222,401
      Undistributed net investment income                                36,644
      Undistributed net realized gain on investments                     17,399
      Net unrealized depreciation of investments                     (2,029,382)
                                                                    -----------
   Net Assets                                                       $58,247,062
                                                                    ===========
See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF OPERATIONS
Six months ended February 29, 2000 (Unaudited)
-----------------------------------------------
INVESTMENT INCOME
      Interest                                                      $1,408,560
                                                                    -----------

EXPENSES
      Investment management fees (Note 2)       $264,491
      Recordkeeping and administrative services   52,054
      Custodian and accounting fees               15,742
      Audit and legal fees                        11,942
      Shareholder servicing and reports           10,226
      Registration fees                           12,408
      Transfer agent fees                         11,363
      Organization expense amortization            5,133
      Other expenses                              12,511
                                                --------
        Total expenses                                                 395,870
      Fee waivers                                                     (132,245)
                                                                    ----------
      Net expenses                                                     263,625
                                                                    ----------
      Net investment income                                          1,144,935
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net change in unrealized depreciation on investments               (355,995)
                                                                    ----------
   Net loss on investments                                            (355,995)
                                                                    ----------
   Net increase in net assets resulting from operations             $  788,940
                                                                    ==========
See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------
                                          Six months ended
                                          February 29, 2000         Year ended
                                             (Unaudited)       August 31, 1999
                                          -----------------    ---------------
OPERATIONS
   Net investment income                         $1,144,935         $1,741,045
   Net realized gain on investments                      --             17,399
   Change in net unrealized depreciation
    Of investments                                 (355,995)        (2,548,398)
                                                -----------         ----------
   Net increase(decrease) in net assets
    resulting from operations                       788,940           (789,954)

DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income
   ($.20 and $.61 per share, respectively)       (1,110,494)        (2,452,926)
   Capital gains                                         --                 --

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
    from capital share transactions*               9,963,136        17,948,035
                                                ------------        ----------
   Net increase in net assets                      9,641,582        14,705,155
   Net assets at beginning of period              48,605,480        33,900,325
                                                ------------        ----------
NET ASSETS at the end of the period (including
   Undistributed net investment income of
   $36,644 and $2,203, respectively)             $58,247,062       $48,605,480
                                                 ===========       ===========

* A summary of capital share transactions follows:

                               Six months ended
                               February 29, 2000              Year ended
                                 (Unaudited)               August 31, 1999
                               -----------------           ---------------
                                Shares     Value          Shares     Value
                                ------     -----          ------     ------
Shares sold                   1,470,353  $14,261,710    2,734,375  $27,937,035
Shares reinvested from
   distributions                 92,013    1,093,581     239,692     2,447,668
Shares redeemed                (557,926)  (5,392,155) (1,223,411)  (12,436,668)
                              ---------   ----------   ---------    ----------
Net increase                  1,004,440   $9,963,136   1,750,656   $17,948,035
                              =========   ==========   =========   ===========

See Notes to Financial Statements

CSI FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------

                               Six months ended
                              February 29, 2000   Year ended     Period ended
                                 (Unaudited)    August 31, 1999 August 31, 1998*
                               ----------------  --------------- ---------------
Per Share Operating Performance
Net asset value, beginning of period      $9.75         $10.48          $10.00
                                         ------         ------          ------
Income from investment operations-
 Net investment income                     0.21           0.39            0.22
 Net realized and unrealized gain (loss)  (0.07)         (0.51)           0.26
                                         ------         ------          ------
 Total from investment operations          0.14          (0.12)           0.48
                                         ------         ------          ------
Less distributions-
 Distributions from net investment income (0.20)         (0.61)             --
   Distributions from capital gains          --             --              --
                                          -----         ------          ------
Total distributions                       (0.20)         (0.61)             --
                                         ------         ------          ------
Net asset value, end of period            $9.69          $9.75          $10.48
                                         ======         ======          ======
Total Return                              1.48%         (1.31%)          4.80%
                                         ======         ======          ======

Ratios/Supplemental Data
   Net assets, end of period (000's)    $58,247        $48,605         $33,900
Ratio to average net assets - (A)
   Expenses (B)                            1.50%**       1.00%           1.51%**
   Expenses- net (C)                       1.00%**       1.00%           1.00%**
   Net investment income                   4.32%**       4.22%           4.34%**
Portfolio turnover rate                    2.12%         1.38%           0.00%

* Commencement of operations January 27, 1998
** Annualized

(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .50% for the six months ended February 29, 2000 and
 .50% for the period ended August 31, 1998.

(B) Expense ratios have been increased to include custodian fees which were offset by custodian credits and before management fee waivers.

(C) Expense ratio - net reflects the effect of the management fee waivers and the custodian fee credits the fund received.

See Notes to Financial Statements

CSI FIXED INCOME FUND
Notes to the Financial Statements
February 29, 2000 (Unaudited)
----------------------------------
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

      The CSI Fixed Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek current income by investing in debt securities. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities ("U.S. Government Securities"), municipal securities, corporate debt securities, zero coupon bonds, as well as obligations of governments, instrumentalities and corporations outside the U.S.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Money market investments with a remaining maturity of less than sixty days are valued using the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Interest Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Interest income is recorded on the accrual basis.

      D. Distribution to Shareholders. Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to net operating losses and post-October capital and currency losses.

      E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. CSI has voluntarily agreed to waive its fees and reimburse the fund through December 31, 2000 for expenses in order to limit the operating expenses to 1.0% of average net assets. For the period ended February 29, 2000, the manager waived fees of $132,245.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent,
$54,886 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

      Fund Services, Inc.("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $11,363 for its services for the period ended February 29, 2000.

      Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3-INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $873,750 and $2,000,000, respectively.

Investment Adviser:

CSI Capital Management, Inc.
445 Bush Street, 5th Floor
San Francisco, California 94108-3725

Distributor:

First Dominion Capital Corp.
1500 Forest Avenue
Suite 223
Richmond, Virginia 23229

Independent Auditors:

Tait, Weller and Baker
Eight Penn Center Plaza
Suite 800
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity and CSI Fixed Income Funds' Transfer Agents:

Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260
(800) 628-4077 Toll Free

More Information:

For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.